SIGNIFICANT ACCOUNTING POLICIES - Disclosure of subsidiaries (Details)	12 Months Ended
Nov. 30, 2022
Plymouth Rock USA [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Effective Economic Interest	100.00%
PRT UK [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	UK
Effective Economic Interest	100.00%
Tetra Drones [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	UK
Effective Economic Interest	100.00%